PROPERTY AND EQUIPMENT (Details) - USD ($)	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Property and equipment, gross	$ 17,157	$ 25,023	$ 25,023
Less accumulated depreciation and amortization	(22,493)	(25,023)	(24,637)
Property and equipment, net	101,203		$ 386
Office furniture and equipment [Member]
Property and equipment, gross	13,363	454
Computer equipment and software [Member]
Property and equipment, gross	26,287	24,569
Land [Member]
Property and equipment, gross	$ 84,046